Other assets (Tables)	12 Months Ended
Mar. 31, 2015
Other Assets

“Other assets” as of March 31, 2014 and 2015 comprised the following:

	Millions of yen
	2014	2015
Deposits	¥83,627	¥82,731
Deferred customer activation costs	55,841	72,801
Receivables held for sale (Non-current).	203,249	258,717
Allowance for doubtful accounts	(1,395)	(5,402)
Long-term bailment for consumption to a related party	240,000	—
Other	47,852	36,876

Total	¥629,174	¥445,723